Reconciliation of Net Income to Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net income	$ 33,416		$ 43,190		$ 172,784		$ 133,953		$ 150,930
Add (deduct):
Income taxes	10,831		28,121		126,216		73,872		58,601
Interest expense	32,606	[1]	32,133	[1]	123,665	[1]	123,102	[1]	112,444	[1]
Loss on early retirement of debt					5,599		4,945		3
Loss on marketable securities-RealD							12,610
Other income	(4,554)	[2]	(5,422)	[2]	(21,568)	[3]	(13,594)	[3]	(3,721)	[3]
Depreciation and amortization	39,032	[4]	36,816	[4]	147,675	[4]	154,449	[4]	143,508	[4]
Impairment of long-lived assets	844		185		3,031		7,033		12,538
(Gain) loss on sale of assets and other	(342)		836		12,168		8,792		(431)
Deferred lease expenses	890		1,123		4,104		4,155		3,940
Amortization of long-term prepaid rents	650		534		2,673		2,657		1,786
Share based awards compensation expense	3,248		3,140		14,321		9,026		7,587
Adjusted EBITDA	$ 116,621		$ 140,656		$ 590,668		$ 521,000		$ 487,185

[1]	Includes amortization of debt issue costs.
[2]	Includes interest income, foreign currency exchange gain and equity in income of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.
[3]	Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.
[4]	Includes amortization of favorable/unfavorable leases.